SUPPLEMENT TO THE PROSPECTUSES

AND STATEMENT OF ADDITIONAL INFORMATION

OF

EVERGREEN MONEY MARKET FUNDS

I.              Evergreen Florida Municipal Money Market Fund (the “Fund”)

The prospectuses and Statement of Additional Information of the Fund are hereby supplemented as follows:

                The Board of Trustees has approved the liquidation of the Fund for 4th quarter 2007.  Shareholders will receive notice at least 30 days prior to the liquidation date.

June 14, 2007                                                                                                                                         579916 (6/07)